Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2021
Trade and other payables
Schedule of trade and other payables
	June 30, 2021	June 30, 2020
Trade payables	1,029	28,114
Advances from sales, leases and services	3,013	3,976
Construction obligations	-	611
Accrued invoices	859	659
Deferred income	-	213
Total trade payables	4,901	33,573
Dividends payable to non-controlling interest	-	336
Taxes payable	683	239
Other payables	906	13,677
Total other payables	1,589	14,252
Total trade and other payables	6,490	47,825
Non-current	1,387	3,258
Current	5,103	44,567
Total	6,490	47,825